Schedule of Private Placement Convertible Note (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance				$ 653,208
Private Placement Offering 3 I L P [Member]
Debt Instrument [Line Items]
Beginning balance
Issuance of Private Placement Convertible Notes	2,200,000
Loss on debt issuance	476,000
Ending balance	2,676,000		2,676,000
Outstanding principal balance as of June 30, 2025	2,200,000		2,200,000
Accrued interest as of June 30, 2025